Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Years ended March 31,	2021	2020
Continuing Operations	(In thousands, except per share amounts)
Basic
Continuing operations earnings	$126,100	$51,188
Deduct preferred stock dividends	23	23
Undistributed earnings	126,077	51,165
Earnings attributable to participating preferred shareholders	493	206
Earnings attributable to common shareholders	$125,584	$50,959
Weighted average common shares outstanding	9,088	9,264
Basic earnings from continuing operations per common share	$13.82	$5.50
Diluted
Earnings attributable to common shareholders	$125,584	$50,959
Add dividends on convertible preferred stock	20	20
Earnings attributable to common stock on a diluted basis	$125,604	$50,979
Weighted average common shares outstanding-basic	9,088	9,264
Additional shares to be issued related to the equity compensation plan	3	2
Additional shares to be issued under full conversion of preferred stock	67	67
Total shares for diluted	9,158	9,333
Diluted earnings from continuing operations per share	$13.72	$5.46
Years ended March 31,	2021	2020
Discontinued Operations	(In thousands, except per share amounts)
Basic
Discontinued operations earnings	$-	$1,147
Deduct preferred stock dividends	-	23
Undistributed earnings	-	1,124
Earnings attributable to participating preferred shareholders	-	5
Earnings attributable to common shareholders	$-	$1,119
Weighted average common shares outstanding		9,264
Basic earnings from discontinued operations per common share	$-	$0.12
Diluted
Earnings attributable to common shareholders	$-	$1,119
Add dividends on convertible preferred stock	-	20
Earnings attributable to common stock on a diluted basis	$-	$1,139
Weighted average common shares outstanding-basic	-	9,264
Additional shares to be issued related to the equity compensation plan	-	2
Additional shares to be issued under full conversion of preferred stock	-	67
Total shares for diluted	-	9,333
Diluted earnings from discontinued operations per share	$-	$0.12